Annual Fund Operating Expenses - Westwood Salient Enhanced Power & Infrastructure ETF - Westwood Salient Enhanced Power & Infrastructure ETF	Jun. 12, 2026	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.69%

[1]	The Fund’s adviser will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.